Furniture and Equipment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Property Plant And Equipment [Abstract]
Depreciation and amortization expense	$ 129,618	$ 162,709	$ 629,179	$ 506,704